TABLE OF CONTENTS
                        PHL VARIABLE ACCUMULATION ACCOUNT

MONEY MARKET SUBACCOUNT
   Statement of Assets and Liabilities......     2
   Statement of Operations..................     4
   Statement of Changes in Net Assets.......     6
GROWTH SUBACCOUNT
   Statement of Assets and Liabilities......     2
   Statement of Operations..................     4
   Statement of Changes in Net Assets.......     6
MULTI-SECTOR FIXED INCOME SUBACCOUNT
   Statement of Assets and Liabilities......     2
   Statement of Operations..................     4
   Statement of Changes in Net Assets.......     6
STRATEGIC ALLOCATION SUBACCOUNT
   Statement of Assets and Liabilities......     2
   Statement of Operations..................     4
   Statement of Changes in Net Assets.......     6
INTERNATIONAL SUBACCOUNT
   Statement of Assets and Liabilities......     2
   Statement of Operations..................     4
   Statement of Changes in Net Assets.......     6
BALANCED SUBACCOUNT
   Statement of Assets and Liabilities......     2
   Statement of Operations..................     4
   Statement of Changes in Net Assets.......     6
REAL ESTATE SUBACCOUNT
   Statement of Assets and Liabilities......     2
   Statement of Operations..................     4
   Statement of Changes in Net Assets.......     6
STRATEGIC THEME SUBACCOUNT
   Statement of Assets and Liabilities......     2
   Statement of Operations..................     4
   Statement of Changes in Net Assets.......     6
ABERDEEN NEW ASIA SUBACCOUNT
   Statement of Assets and Liabilities......     2
   Statement of Operations..................     4
   Statement of Changes in Net Assets.......     6
ENHANCED INDEX SUBACCOUNT
   Statement of Assets and Liabilities......     2
   Statement of Operations..................     4
   Statement of Changes in Net Assets.......     7
ENGEMANN NIFTY FIFTY SUBACCOUNT
   Statement of Assets and Liabilities......     2
   Statement of Operations..................     4
   Statement of Changes in Net Assets.......     7
SENECA MID-CAP GROWTH SUBACCOUNT
   Statement of Assets and Liabilities......     2
   Statement of Operations..................     4
   Statement of Changes in Net Assets.......     7
GROWTH AND INCOME SUBACCOUNT
   Statement of Assets and Liabilities......     3
   Statement of Operations..................     5
   Statement of Changes in Net Assets.......     7
VALUE EQUITY SUBACCOUNT
   Statement of Assets and Liabilities......     3
   Statement of Operations..................     5
   Statement of Changes in Net Assets.......     7
SCHAFER MID-CAP SUBACCOUNT
   Statement of Assets and Liabilities......     3
   Statement of Operations..................     5
   Statement of Changes in Net Assets.......     7
WANGER U.S. SMALL CAP SUBACCOUNT
   Statement of Assets and Liabilities......     3
   Statement of Operations..................     5
   Statement of Changes in Net Assets.......     7
WANGER INTERNATIONAL SMALL CAP SUBACCOUNT
   Statement of Assets and Liabilities......     3
   Statement of Operations..................     5
   Statement of Changes in Net Assets.......     7
TEMPLETON STOCK SUBACCOUNT
   Statement of Assets and Liabilities......     3
   Statement of Operations..................     5
   Statement of Changes in Net Assets.......     7
TEMPLETON ASSET ALLOCATION SUBACCOUNT
   Statement of Assets and Liabilities......     3
   Statement of Operations..................     5
   Statement of Changes in Net Assets.......     8
TEMPLETON INTERNATIONAL SUBACCOUNT
   Statement of Assets and Liabilities......     3
   Statement of Operations..................     5
   Statement of Changes in Net Assets.......     8
TEMPLETON DEVELOPING MARKETS SUBACCOUNT
   Statement of Assets and Liabilities......     3
   Statement of Operations..................     5
   Statement of Changes in Net Assets.......     8
MUTUAL SHARES INVESTMENTS SUBACCOUNT
   Statement of Assets and Liabilities......     3
   Statement of Operations..................     5
   Statement of Changes in Net Assets.......     8
NOTES TO FINANCIAL STATEMENTS...............    11

                                                 This annual report for the PHL
                                                  VARIABLE ACCUMULATION ACCOUNT
                                         for the period ended December 31, 1998
                                      contains the financial statements for the
                                           Account's various annuity contracts.

                       STATEMENT OF ASSETS AND LIABILITIES
                                DECEMBER 31, 1998

                                                                                                                  MULTI-SECTOR
                                                                            MONEY MARKET          GROWTH          FIXED INCOME
                                                                             SUBACCOUNT         SUBACCOUNT         SUBACCOUNT
                                                                             ----------         ----------         ----------
ASSETS
   Investments at cost................................................       $55,114,888       $211,320,119       $ 67,158,789
                                                                             ===========       ============       ============
   Investment in The Phoenix Edge Series Fund, at market..............       $55,114,888       $249,896,777       $ 60,247,914
                                                                             -----------       ------------       ------------
      Total assets....................................................        55,114,888        249,896,777         60,247,914
LIABILITIES
   Accrued expenses to related party..................................            62,321            268,314             69,525
                                                                             -----------       ------------       ------------
NET ASSETS............................................................       $55,052,567       $249,628,463       $ 60,178,389
                                                                             ===========       ============       ============
Accumulation units outstanding........................................        48,674,234        135,635,690         49,806,212
                                                                             ===========       ============       ============
Unit value............................................................       $  1.131041       $   1.840434       $   1.208247
                                                                             ===========       ============       ============

                                                                             STRATEGIC
                                                                             ALLOCATION        INTERNATIONAL        BALANCED
                                                                             SUBACCOUNT         SUBACCOUNT         SUBACCOUNT
                                                                             ----------         ----------         ----------
ASSETS
   Investments at cost................................................       $56,580,812       $ 27,192,460       $ 39,337,719
                                                                             ===========       ============       ============
   Investment in The Phoenix Edge Series Fund, at market..............       $60,732,441       $ 25,900,165       $ 42,648,281
                                                                             -----------       ------------       ------------
      Total assets....................................................        60,732,441         25,900,165         42,648,281
LIABILITIES
   Accrued expenses to related party..................................            66,882             28,173             46,795
                                                                             -----------       ------------       ------------
NET ASSETS............................................................       $60,665,559       $ 25,871,992       $ 42,601,486
                                                                             ===========       ============       ============
Accumulation units outstanding........................................        38,139,430         15,693,887         27,300,065
                                                                             ===========       ============       ============
Unit value............................................................       $  1.590626       $   1.648539       $   1.560490
                                                                             ===========       ============       ============

                                                                                                                    ABERDEEN
                                                                            REAL ESTATE       STRATEGIC THEME       NEW ASIA
                                                                             SUBACCOUNT         SUBACCOUNT         SUBACCOUNT
                                                                             ----------         ----------         ----------
ASSETS
   Investments at cost................................................       $13,887,186       $ 20,796,160       $  3,612,783
                                                                             ===========       ============       ============
   Investment in The Phoenix Edge Series Fund, at market..............       $11,517,263       $ 26,737,697       $  2,477,797
                                                                             -----------       ------------       ------------
      Total assets....................................................        11,517,263         26,737,697          2,477,797
LIABILITIES
   Accrued expenses to related party..................................             9,264             28,268              2,825
                                                                             -----------       ------------       ------------
NET ASSETS............................................................       $11,507,999       $ 26,709,429       $  2,474,972
                                                                             ===========       ============       ============
Accumulation units outstanding........................................         8,918,625         15,013,367          3,949,257
                                                                             ===========       ============       ============
Unit value............................................................       $  1.290333       $   1.779043       $   0.626694
                                                                             ===========       ============       ============

                                                                                                                     SENECA
                                                                              ENHANCED           ENGEMANN            MID-CAP
                                                                               INDEX            NIFTY FIFTY          GROWTH
                                                                             SUBACCOUNT         SUBACCOUNT         SUBACCOUNT
                                                                             ----------         ----------         ----------
ASSETS
   Investments at cost................................................       $19,538,633       $  4,318,527       $  2,016,030
                                                                             ===========       ============       ============
   Investment in the Phoenix Edge Series Fund, at market..............       $21,700,695       $  5,070,740       $  2,344,381
                                                                             -----------       ------------       ------------
      Total assets....................................................        21,700,695          5,070,740          2,344,381
LIABILITIES
   Accrued expenses to related party..................................            30,212              5,207              2,322
                                                                             -----------       ------------       ------------
NET ASSETS............................................................       $21,670,483       $  5,065,533       $  2,342,059
                                                                             ===========       ============       ============
Accumulation units outstanding........................................        16,025,516          4,057,158          1,938,415
                                                                             ===========       ============       ============
Unit value............................................................       $  1.352249       $   1.248542       $   1.208253
                                                                             ===========       ============       ============

                        See Notes to Financial Statements

                       STATEMENT OF ASSETS AND LIABILITIES
                                DECEMBER 31, 1998
                                   (CONTINUED)

                                                                               GROWTH                                SCHAFER
                                                                             AND INCOME        VALUE EQUITY          MID-CAP
                                                                             SUBACCOUNT         SUBACCOUNT         SUBACCOUNT
                                                                             ----------         ----------         ----------
ASSETS
   Investments at cost................................................       $15,157,949        $ 2,901,101        $ 2,861,639
                                                                             ===========        ===========        ===========
   Investment in The Phoenix Edge Series Fund, at market..............       $17,044,927        $ 3,189,425        $ 2,720,658
                                                                             -----------        -----------        -----------
      Total assets....................................................        17,044,927          3,189,425          2,720,658
LIABILITIES
   Accrued expenses to related party..................................            17,971              3,550              2,939
                                                                             -----------        -----------        -----------
NET ASSETS............................................................       $17,026,956        $ 3,185,875        $ 2,717,719
                                                                             ===========        ===========        ===========
Accumulation units outstanding........................................        14,293,673          2,908,981          3,101,501
                                                                             ===========        ===========        ===========
Unit value............................................................       $  1.191224        $  1.095185        $  0.876259
                                                                             ===========        ===========        ===========

                                                                               WANGER             WANGER
                                                                                U.S.           INTERNATIONAL        TEMPLETON
                                                                             SMALL CAP           SMALL CAP            STOCK
                                                                             SUBACCOUNT         SUBACCOUNT         SUBACCOUNT
                                                                             ----------         ----------         ----------
ASSETS
   Investments at cost................................................      $ 94,490,797        $40,553,144        $14,222,362
                                                                            ============        ===========        ===========
   Investment in Wanger Advisors Trust, at market.....................      $110,474,081        $44,395,078        $        --
   Investment in Templeton Variable Products Series Fund, at market...                --                 --         13,094,877
                                                                            ------------        -----------        -----------
      Total assets....................................................       110,474,081         44,395,078         13,094,877
LIABILITIES
   Accrued expenses to related party..................................           119,129             48,751             14,752
                                                                            ------------        -----------        -----------
NET ASSETS............................................................      $110,354,952        $44,346,327        $13,080,125
                                                                            ============        ===========        ===========
Accumulation units outstanding........................................        58,567,957         28,055,647         12,575,896
                                                                            ============        ===========        ===========
Unit value............................................................      $   1.884220        $  1.580656        $  1.040037
                                                                            ============        ===========        ===========

                                                                             TEMPLETON           TEMPLETON
                                                                          ASSET ALLOCATION     INTERNATIONAL
                                                                             SUBACCOUNT         SUBACCOUNT
                                                                             ----------         ----------
ASSETS
   Investments at cost................................................       $10,368,940        $13,123,770
                                                                             ===========        ===========
   Investment in Templeton Variable Products Series Fund, at market...       $10,360,621        $13,217,084
                                                                             -----------        -----------
      Total assets....................................................        10,360,621         13,217,084
LIABILITIES
   Accrued expenses to related party..................................            11,795             14,886
                                                                             -----------        -----------
NET ASSETS............................................................       $10,348,826        $13,202,198
                                                                             ===========        ===========
Accumulation units outstanding........................................         9,285,468         11,361,055
                                                                             ===========        ===========
Unit value............................................................       $  1.114519        $  1.162057
                                                                             ===========        ===========

                                                                             TEMPLETON         MUTUAL SHARES
                                                                         DEVELOPING MARKETS     INVESTMENTS
                                                                             SUBACCOUNT         SUBACCOUNT
                                                                             ----------         ----------
ASSETS
   Investments at cost................................................       $ 4,404,724        $   280,893
                                                                             ===========        ===========
   Investment in Templeton Variable Products Series Fund, at market...       $ 2,967,754        $   284,968
                                                                             -----------        -----------
      Total assets....................................................         2,967,754            284,968
LIABILITIES
   Accrued expenses to related party..................................             3,406                333
                                                                             -----------        -----------
NET ASSETS............................................................       $ 2,964,348        $   284,635
                                                                             ===========        ===========
Accumulation units outstanding........................................         5,744,071            280,810
                                                                             ===========        ===========
Unit value............................................................       $  0.516071        $   1.01362
                                                                             ===========        ===========

                        See Notes to Financial Statements

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 1998

                                                                                                                    MULTI-SECTOR
                                                                         MONEY MARKET             GROWTH            FIXED INCOME
                                                                          SUBACCOUNT            SUBACCOUNT           SUBACCOUNT
                                                                          ----------            ----------           ----------
Investment income
   Distributions....................................................     $ 1,868,314           $   186,124          $ 4,028,356
Expenses
   Mortality, expense risk and administrative charges...............         514,481             2,362,897              711,259
                                                                         -----------           -----------          -----------
Net investment income (loss)........................................       1,353,833            (2,176,773)           3,317,097
                                                                         -----------           -----------          -----------
Net realized loss from share transactions...........................              --               (64,068)            (280,883)
Net realized gain distribution from Fund............................              --             7,232,605              322,402
Net unrealized appreciation (depreciation) on investment............              --            40,711,364           (6,611,129)
                                                                         -----------           -----------          -----------
Net gain (loss) on investments......................................              --            47,879,901           (6,569,610)
                                                                         -----------           -----------          -----------
Net increase in net assets resulting from operations................     $ 1,353,833           $45,703,128          $(3,252,513)
                                                                         ===========           ===========          ===========

                                                                           STRATEGIC
                                                                          ALLOCATION          INTERNATIONAL           BALANCED
                                                                          SUBACCOUNT            SUBACCOUNT           SUBACCOUNT
                                                                          ----------            ----------           ----------
Investment income
   Distributions....................................................     $   836,597           $        --          $   714,432
Expenses
   Mortality, expense risk and administrative charges...............         570,579               223,825              353,295
                                                                         -----------           -----------          -----------
Net investment income (loss)........................................         266,018              (223,825)             361,137
                                                                         -----------           -----------          -----------
Net realized gain (loss) from share transactions....................             280                (8,732)             (37,069)
Net realized gain distribution from Fund............................       3,342,580             4,278,438              908,682
Net unrealized depreciation on investment...........................       4,788,074            (1,160,370)           3,660,354
                                                                         -----------           -----------          -----------
Net gain on investments.............................................       8,130,934             3,109,336            4,531,967
                                                                         -----------           -----------          -----------
Net increase in net assets resulting from operations................     $ 8,396,952           $ 2,885,511          $ 4,893,104
                                                                         ===========           ===========          ===========

                                                                                                                      ABERDEEN
                                                                          REAL ESTATE        STRATEGIC THEME          NEW ASIA
                                                                          SUBACCOUNT            SUBACCOUNT           SUBACCOUNT
                                                                          ----------            ----------           ----------
Investment income
   Distributions....................................................     $   591,780           $    12,507          $    10,482
Expenses
   Mortality, expense risk and administrative charges...............         170,588               241,984               31,139
                                                                         -----------           -----------          -----------
Net investment income (loss)........................................         421,192              (229,477)             (20,657)
                                                                         -----------           -----------          -----------
Net realized gain (loss) from share transactions....................         (43,432)              (50,253)             135,313
Net realized gain distribution from Fund............................          14,376             1,535,888                   --
Net unrealized appreciation (depreciation) on investment............      (3,623,946)            5,999,185              (99,199)
                                                                         -----------           -----------          -----------
Net gain (loss) on investments......................................      (3,653,002)            7,484,820               36,114
                                                                         -----------           -----------          -----------
Net increase (decrease) in net assets resulting from operations.....     $(3,231,810)          $ 7,255,343          $    15,457
                                                                         ===========           ===========          ===========

                                                                                                                       SENECA
                                                                           ENHANCED              ENGEMANN             MID-CAP
                                                                             INDEX             NIFTY FIFTY             GROWTH
                                                                          SUBACCOUNT          SUBACCOUNT(1)        SUBACCOUNT(2)
                                                                          ----------          -------------        -------------
Investment income
   Distributions....................................................     $   153,832           $     1,982          $     1,922
Expenses
   Mortality, expense risk and administrative charges...............         162,402                21,865                9,909
                                                                         -----------           -----------          -----------
Net investment income (loss) .......................................          (8,570)              (19,883)              (7,987)
                                                                         -----------           -----------          -----------
Net realized gain (loss) from share transactions....................          (9,613)               (1,634)               7,176
Net realized gain (loss) distribution from Fund.....................         916,620                    --                   --
Net unrealized appreciation (depreciation) on investment............       2,101,347               752,213              328,351
                                                                         -----------           -----------          -----------
Net gain (loss) on investments......................................       3,008,354               750,579              335,527
                                                                         -----------           -----------          -----------
Net increase (decrease) in net assets resulting from operations.....     $ 2,999,784           $   730,696          $   327,540
                                                                         ===========           ===========          ===========

(1) From inception March 3, 1998 to December 31, 1998
(2) From inception March 6, 1998 to December 31, 1998

                        See Notes to Financial Statements

                             STATEMENT OF OPERATIONS
                     FOR THE PERIOD ENDED DECEMBER 31, 1998
                                   (CONTINUED)

                                                                           GROWTH                 VALUE                SCHAFER
                                                                         AND INCOME               EQUITY               MID-CAP
                                                                        SUBACCOUNT(3)         SUBACCOUNT(4)         SUBACCOUNT(4)
                                                                        -------------         -------------         -------------
Investment income
   Distributions....................................................      $   65,903           $    12,266           $    7,987
Expenses
   Mortality, expense risk and administrative charges...............          77,617                14,913               16,332
                                                                          ----------           -----------            ---------
Net investment gain (loss)..........................................         (11,714)               (2,647)              (8,345)
                                                                          ----------           -----------            ---------
Net realized gain (loss) from share transactions....................           6,819                  (280)              (7,021)
Net unrealized appreciation (depreciation) on investment............       1,886,978               288,324             (140,981)
                                                                          ----------           -----------            ---------
Net gain (loss) on investments......................................       1,893,797               288,044             (148,002)
                                                                          ----------           -----------            ---------
Net increase (decrease) in net assets resulting from operations.....      $1,882,083           $   285,397            $(156,347)
                                                                          ==========           ===========            =========

                                                                           WANGER                 WANGER
                                                                            U.S.              INTERNATIONAL           TEMPLETON
                                                                          SMALL CAP             SMALL CAP               STOCK
                                                                         SUBACCOUNT             SUBACCOUNT           SUBACCOUNT
                                                                         ----------             ----------           ----------
Investment income
   Distributions....................................................      $3,637,381           $   371,781            $ 862,179
Expenses
   Mortality, expense risk and administrative charges...............       1,146,921               503,717              138,207
                                                                          ----------           -----------            ---------
Net investment income (loss)........................................       2,490,460              (131,936)             723,972
                                                                          ----------           -----------            ---------
Net realized gain (loss) from share transactions....................         (49,812)                6,202                2,702
Net unrealized appreciation (depreciation) on investment............       2,708,319             4,290,225             (926,656)
                                                                          ----------           -----------            ---------
Net gain (loss) on investments......................................       2,658,507             4,296,427             (923,954)
                                                                          ----------           -----------            ---------
Net increase (decrease) in net assets resulting from operations.....      $5,148,967           $ 4,164,491            $(199,982)
                                                                          ==========           ===========            =========

                                                                          TEMPLETON              TEMPLETON
                                                                      ASSET ALLOCATION         INTERNATIONAL
                                                                         SUBACCOUNT             SUBACCOUNT
                                                                         ----------             ----------
Investment income
   Distributions....................................................      $  332,953           $   378,372
Expenses
   Mortality, expense risk and administrative charges...............         103,384               110,029
                                                                          ----------           -----------
Net investment income (loss)........................................         229,569               268,343
                                                                          ----------           -----------
Net realized gain (loss) from share transactions....................          (8,982)              (45,779)
Net unrealized appreciation (depreciation) on investment............         117,718               198,521
                                                                          ----------           -----------
Net gain (loss) on investments......................................         108,736               152,742
                                                                          ----------           -----------
Net increase (decrease) in net assets resulting from operations.....      $  338,305           $   421,085
                                                                          ==========           ===========

                                                                          TEMPLETON            MUTUAL SHARES
                                                                     DEVELOPING MARKETS         INVESTMENTS
                                                                         SUBACCOUNT            SUBACCOUNT(5)
                                                                         ----------            -------------
Investment income
   Distributions....................................................      $   79,640           $        --
Expenses
   Mortality, expense risk and administrative charges...............          38,715                   333
                                                                          ----------           -----------
Net investment income (loss)........................................          40,925                  (333)
                                                                          ----------           -----------
Net realized gain (loss) from share transactions....................         (66,545)                   11
Net unrealized appreciation (depreciation) on investment............        (669,032)                4,075
                                                                          ----------           -----------
Net gain (loss) on investments......................................        (735,577)                4,086
                                                                          ----------           -----------
Net increase (decrease) in net assets resulting from operations.....      $ (694,652)          $     3,753
                                                                          ==========           ===========

(3) From inception March 3, 1998 to December 31, 1998
(4) From inception March 5, 1998 to December 31, 1998
(5) From inception November 10, 1998 to December 31, 1998

                        See Notes to Financial Statements

                       STATEMENT OF CHANGES IN NET ASSETS
                     FOR THE PERIOD ENDED DECEMBER 31, 1998

                                                                                                                    MULTI-SECTOR
                                                                         MONEY MARKET             GROWTH            FIXED INCOME
                                                                          SUBACCOUNT            SUBACCOUNT           SUBACCOUNT
                                                                          ----------            ----------           ----------
FROM OPERATIONS
   Net investment income (loss).....................................     $  1,353,833          $ (2,176,773)         $ 3,317,097
   Net realized gain (loss).........................................               --             7,168,537               41,519
   Net unrealized appreciation (depreciation).......................               --            40,711,364           (6,611,129)
                                                                         ------------          ------------          -----------
   Net increase (decrease) in net assets resulting from operations..        1,353,833            45,703,128           (3,252,513)
                                                                         ------------          ------------          -----------
FROM ACCUMULATION UNIT TRANSACTIONS
   Participant deposits.............................................      125,616,752            78,101,472           18,461,011
   Participant transfers............................................     (103,376,500)           22,515,676            8,621,611
   Participant withdrawals..........................................       (3,475,843)           (8,478,068)            (990,062)
                                                                         ------------          ------------          -----------
   Net increase (decrease) in net assets resulting from participant
      transactions..................................................       18,764,409            92,139,080           26,092,560
                                                                         ------------          ------------          -----------
   Net increase (decrease) in net assets............................       20,118,242           137,842,208           22,840,047
NET ASSETS
   Beginning of period..............................................       34,934,325           111,786,255           37,338,342
                                                                         ------------          ------------          -----------
   End of period....................................................     $ 55,052,567          $249,628,463          $60,178,389
                                                                         ============          ============          ===========

                                                                           STRATEGIC
                                                                          ALLOCATION          INTERNATIONAL           BALANCED
                                                                          SUBACCOUNT            SUBACCOUNT           SUBACCOUNT
                                                                          ----------            ----------           ----------
FROM OPERATIONS
   Net investment income (loss).....................................      $   266,018          $   (223,825)         $   361,137
   Net realized gain (loss).........................................        3,342,860             4,269,706              871,613
   Net unrealized appreciation (depreciation).......................        4,788,074            (1,160,370)           3,660,354
                                                                          -----------          ------------          -----------
   Net increase (decrease) in net assets resulting from operations..        8,396,952             2,885,511            4,893,104
                                                                          -----------          ------------          -----------
FROM ACCUMULATION UNIT TRANSACTIONS
   Participant deposits.............................................       20,072,167            11,680,840           16,485,939
   Participant transfers............................................        5,190,185             3,508,669            9,137,878
   Participant withdrawals..........................................       (2,475,051)           (1,463,457)          (1,238,514)
                                                                          -----------          ------------          -----------
   Net increase (decrease) in net assets resulting from participant
      transactions..................................................       22,787,301            13,726,052           24,385,303
                                                                          -----------          ------------          -----------
   Net increase (decrease) in net assets............................       31,184,253            16,611,563           29,278,407
NET ASSETS
   Beginning of period..............................................       29,481,306             9,260,429           13,323,079
                                                                          -----------          ------------          -----------
   End of period....................................................      $60,665,559          $ 25,871,992          $42,601,486
                                                                          ===========          ============          ===========

                                                                                                                      ABERDEEN
                                                                          REAL ESTATE        STRATEGIC THEME          NEW ASIA
                                                                          SUBACCOUNT            SUBACCOUNT           SUBACCOUNT
                                                                          ----------            ----------           ----------
FROM OPERATIONS
   Net investment income (loss).....................................      $   421,192          $   (229,477)         $   (20,657)
   Net realized gain (loss).........................................          (29,056)            1,485,635              135,313
   Net unrealized appreciation (depreciation).......................       (3,623,946)            5,999,185              (99,199)
                                                                          -----------          ------------          -----------
   Net increase (decrease) in net assets resulting from operations..       (3,231,810)            7,255,343               15,457
                                                                          -----------          ------------          -----------
FROM ACCUMULATION UNIT TRANSACTIONS
   Participant deposits.............................................        2,605,932             5,340,925              656,526
   Participant transfers............................................           (3,130)            2,163,134             (412,937)
   Participant withdrawals..........................................         (708,742)             (723,987)            (214,657)
                                                                          -----------          ------------          -----------
   Net increase (decrease) in net assets resulting from participant
      transactions..................................................        1,894,060             6,780,072               28,932
                                                                          -----------          ------------          -----------
   Net increase (decrease) in net assets............................       (1,337,750)           14,035,415               44,389
NET ASSETS
   Beginning of period..............................................       12,845,749            12,674,014            2,430,583
                                                                          -----------          ------------          -----------
   End of period....................................................      $11,507,999          $ 26,709,429          $ 2,474,972
                                                                          ===========          ============          ===========


                        See Notes to Financial Statements

                       STATEMENT OF CHANGES IN NET ASSETS
                     FOR THE PERIOD ENDED DECEMBER 31, 1998
                                   (CONTINUED)

                                                                                                                       SENECA
                                                                           ENHANCED              ENGEMANN             MID-CAP
                                                                             INDEX             NIFTY FIFTY             GROWTH
                                                                          SUBACCOUNT          SUBACCOUNT(1)        SUBACCOUNT(2)
                                                                          ----------          -------------        -------------
FROM OPERATIONS
   Net investment income (loss).....................................      $    (8,570)          $   (19,883)         $    (7,987)
   Net realized gain (loss).........................................          907,007                (1,634)               7,176
   Net unrealized appreciation (depreciation).......................        2,101,347               752,213              328,351
                                                                          -----------           -----------          -----------
   Net increase (decrease) in net assets resulting from operations..        2,999,784               730,696              327,540
                                                                          -----------           -----------          -----------
FROM ACCUMULATION UNIT TRANSACTIONS
   Participant deposits.............................................        7,441,283             2,122,770            1,185,565
   Participant transfers............................................        7,574,525             2,316,662              928,054
   Participant withdrawals..........................................         (465,786)             (104,595)             (99,100)
                                                                          -----------           -----------          -----------
   Net increase (decrease) in net assets resulting from participant
      transactions..................................................       14,550,022             4,334,837            2,014,519
                                                                          -----------           -----------          -----------
   Net increase (decrease) in net assets............................       17,549,806             5,065,533            2,342,059
NET ASSETS
   Beginning of period..............................................        4,120,677                     0                    0
                                                                          -----------           -----------          -----------
   End of period....................................................      $21,670,483           $ 5,065,533          $ 2,342,059
                                                                          ===========           ===========          ===========

                                                                            GROWTH                                    SCHAFER
                                                                          AND INCOME           VALUE EQUITY           MID-CAP
                                                                         SUBACCOUNT(1)        SUBACCOUNT(3)        SUBACCOUNT(3)
                                                                         -------------        -------------        -------------
FROM OPERATIONS
   Net investment income (loss).....................................      $   (11,714)          $    (2,647)         $    (8,345)
   Net realized gain (loss).........................................            6,819                  (280)              (7,021)
   Net unrealized appreciation (depreciation).......................        1,886,978               288,324             (140,981)
                                                                          -----------           -----------          -----------
   Net increase (decrease) in net assets resulting from operations..        1,882,083               285,397             (156,347)
                                                                          -----------           -----------          -----------
FROM ACCUMULATION UNIT TRANSACTIONS
   Participant deposits.............................................        7,671,677             1,424,609            1,361,421
   Participant transfers............................................        7,859,371             1,558,019            1,636,075
   Participant withdrawals..........................................         (386,175)              (82,150)            (123,430)
                                                                          -----------           -----------          -----------
   Net increase (decrease) in net assets resulting from participant
      transactions..................................................       15,144,873             2,900,478            2,874,066
                                                                          -----------           -----------          -----------
   Net increase (decrease) in net assets............................       17,026,956             3,185,875            2,717,719
NET ASSETS
   Beginning of period..............................................                0                     0                    0
                                                                          -----------           -----------          -----------
   End of period....................................................      $17,026,956           $ 3,185,875          $ 2,717,719
                                                                          ===========           ===========          ===========

                                                                            WANGER               WANGER
                                                                             U.S.             INTERNATIONAL          TEMPLETON
                                                                           SMALL CAP            SMALL CAP              STOCK
                                                                          SUBACCOUNT           SUBACCOUNT            SUBACCOUNT
                                                                          ----------           ----------            ----------
FROM OPERATIONS
   Net investment income (loss).....................................     $  2,490,460           $  (131,936)         $   723,972
   Net realized gain (loss).........................................          (49,812)                6,202                2,702
   Net unrealized appreciation (depreciation).......................        2,708,319             4,290,225             (926,656)
                                                                         ------------           -----------          -----------
   Net increase (decrease) in net assets resulting from operations..        5,148,967             4,164,491             (199,982)
                                                                         ------------           -----------          -----------
FROM ACCUMULATION UNIT TRANSACTIONS
   Participant deposits.............................................       29,311,834            11,404,825            5,229,388
   Participant transfers............................................       17,732,499             2,647,809            2,057,675
   Participant withdrawals..........................................       (3,288,961)           (1,916,016)            (375,613)
                                                                         ------------           -----------          -----------
   Net increase (decrease) in net assets resulting from participant
      transactions..................................................       43,755,372            12,136,618            6,911,450
                                                                         ------------           -----------          -----------
   Net increase (decrease) in net assets............................       48,904,339            16,301,109            6,711,468
NET ASSETS
   Beginning of period..............................................       61,450,613            28,045,218            6,368,657
                                                                         ------------           -----------          -----------
   End of period....................................................     $110,354,952           $44,346,327          $13,080,125
                                                                         ============           ===========          ===========

(1) From inception March 3, 1998 to December 31, 1998
(2) From inception March 6, 1998 to December 31, 1998
(3) From inception March 5, 1998 to December 31, 1998

                        See Notes to Financial Statements

                       STATEMENT OF CHANGES IN NET ASSETS
                     FOR THE PERIOD ENDED DECEMBER 31, 1998
                                   (CONTINUED)

                                                                           TEMPLETON             TEMPLETON
                                                                       ASSET ALLOCATION        INTERNATIONAL
                                                                          SUBACCOUNT             SUBACCOUNT
                                                                          ----------             ----------
FROM OPERATIONS
   Net investment income (loss).....................................      $   229,569           $   268,343
   Net realized gain (loss).........................................           (8,982)              (45,779)
   Net unrealized appreciation (depreciation).......................          117,718               198,521
                                                                          -----------           -----------
   Net increase (decrease) in net assets resulting from operations..          338,305               421,085
                                                                          -----------           -----------
FROM ACCUMULATION UNIT TRANSACTIONS
   Participant deposits.............................................        4,400,047             3,049,253
   Participant transfers............................................        1,466,339             5,744,509
   Participant withdrawals..........................................         (777,852)             (390,717)
                                                                          -----------           -----------
      transactions..................................................        5,088,534             8,403,045
                                                                          -----------           -----------
   Net increase (decrease) in net assets............................        5,426,839             8,824,130
NET ASSETS
   Beginning of period..............................................        4,921,987             4,378,068
                                                                          -----------           -----------
   End of period....................................................      $10,348,826           $13,202,198
                                                                          ===========           ===========

                                                                           TEMPLETON
                                                                          DEVELOPING           MUTUAL SHARES
                                                                            MARKETS             INVESTMENTS
                                                                          SUBACCOUNT           SUBACCOUNT(6)
                                                                          ----------           -------------
FROM OPERATIONS
   Net investment income (loss).....................................     $     40,925             $    (333)
   Net realized gain (loss).........................................          (66,545)                   11
   Net unrealized appreciation (depreciation).......................         (669,032)                4,075
                                                                         ------------             ---------
   Net increase (decrease) in net assets resulting from operations..         (694,652)                3,753
                                                                         ------------             ---------
FROM ACCUMULATION UNIT TRANSACTIONS
   Participant deposits.............................................          988,703                54,314
   Participant transfers............................................          584,701               226,683
   Participant withdrawals..........................................          (84,435)                 (115)
                                                                         ------------             ---------
   Net increase (decrease) in net assets resulting from participant
      transactions..................................................        1,488,969               280,882
                                                                         ------------             ---------
   Net increase (decrease) in net assets............................          794,317               284,635
NET ASSETS
   Beginning of period..............................................        2,170,031                     0
                                                                         ------------             ---------
   End of period....................................................     $  2,964,348             $ 284,635
                                                                         ============             =========
(6) From inception November 10, 1998 to December 31, 1998

                        See Notes to Financial Statements

                       STATEMENT OF CHANGES IN NET ASSETS
                     FOR THE PERIOD ENDED DECEMBER 31, 1997

                                                                                                                    MULTI-SECTOR
                                                                         MONEY MARKET             GROWTH            FIXED INCOME
                                                                          SUBACCOUNT            SUBACCOUNT           SUBACCOUNT
                                                                          ----------            ----------           ----------
FROM OPERATIONS
   Net investment income (loss).....................................     $    907,338           $  (630,385)         $ 1,567,964
   Net realized gain (loss).........................................              (11)           16,315,938              844,434
   Net unrealized appreciation (depreciation).......................                1            (1,781,965)            (162,539)
                                                                         ------------           ------------         -----------
   Net increase in net assets resulting from operations.............          907,328            13,903,588            2,249,859
                                                                         ------------           ------------         -----------
FROM ACCUMULATION UNIT TRANSACTIONS
   Participant deposits.............................................      129,791,265            19,020,238            6,621,512
   Participant transfers............................................     (118,052,959)           30,883,327           14,037,050
   Participant withdrawals..........................................         (994,507)           (2,970,576)          (1,026,256)
                                                                         ------------           ------------         -----------
   Net increase in net assets resulting from participant transactions      10,743,799            46,932,989           19,632,306
                                                                         ------------           ------------         -----------
   Net increase in net assets.......................................       11,651,127            60,836,577           21,882,165
NET ASSETS
   Beginning of period..............................................       23,283,198            50,949,678           15,456,177
                                                                         ------------           ------------         -----------
   End of period....................................................     $ 34,934,325           $111,786,255         $37,338,342
                                                                         ============           ============         ===========

                                                                           STRATEGIC
                                                                          ALLOCATION          INTERNATIONAL           BALANCED
                                                                          SUBACCOUNT            SUBACCOUNT           SUBACCOUNT
                                                                          ----------            ----------           ----------
FROM OPERATIONS
   Net investment income (loss).....................................      $   191,375           $   (20,595)         $   169,468
   Net realized gain ...............................................        3,577,012               821,216            1,374,236
   Net unrealized depreciation......................................         (230,816)             (256,669)            (214,179)
                                                                          -----------           -----------          -----------
   Net increase in net assets resulting from operations.............        3,537,571               543,952            1,329,525
                                                                          -----------           -----------          -----------
FROM ACCUMULATION UNIT TRANSACTIONS
   Participant deposits.............................................        4,491,372             1,958,885            3,065,921
   Participant transfers............................................        7,178,160             3,245,739            3,096,312
   Participant withdrawals..........................................         (575,990)             (145,413)            (584,926)
                                                                          -----------           -----------          -----------
   Net increase in net assets resulting from participant transactions      11,093,542             5,059,211            5,577,307
                                                                          -----------           -----------          -----------
   Net increase in net assets.......................................       14,631,113             5,603,163            6,906,832
NET ASSETS
   Beginning of period..............................................       14,850,193             3,657,266            6,416,247
                                                                          -----------           -----------          -----------
   End of period....................................................      $29,481,306           $ 9,260,429          $13,323,079
                                                                          ===========           ===========          ===========

                                                                                                                      ABERDEEN
                                                                          REAL ESTATE        STRATEGIC THEME          NEW ASIA
                                                                          SUBACCOUNT            SUBACCOUNT           SUBACCOUNT
                                                                          ----------            ----------           ----------
FROM OPERATIONS
   Net investment income (loss).....................................      $   173,760           $   (82,267)         $    63,876
   Net realized gain (loss).........................................          426,416             1,442,937              (22,564)
   Net unrealized appreciation (depreciation).......................          954,191              (205,450)          (1,037,281)
                                                                          -----------           -----------          -----------
   Net increase (decrease) in net assets resulting from operations..        1,554,367             1,155,220             (995,969)
                                                                          -----------           -----------          -----------
FROM ACCUMULATION UNIT TRANSACTIONS
   Participant deposits.............................................        2,913,014             2,055,321              979,395
   Participant transfers............................................        6,386,122             5,362,519            1,374,336
   Participant withdrawals..........................................         (135,526)             (269,975)             (57,020)
                                                                          -----------           -----------          -----------
   Net increase in net assets resulting from participant transactions       9,163,610             7,147,865            2,296,711
                                                                          -----------           -----------          -----------
   Net increase in net assets.......................................       10,717,977             8,303,085            1,300,742
NET ASSETS
   Beginning of period..............................................        2,127,772             4,370,929            1,129,841
                                                                          -----------           -----------          -----------
   End of period....................................................      $12,845,749           $12,674,014          $ 2,430,583
                                                                          ===========           ===========          ===========

                        See Notes to Financial Statements

                       STATEMENT OF CHANGES IN NET ASSETS
                     FOR THE PERIOD ENDED DECEMBER 31, 1997
                                   (CONTINUED)

                                                                                                  WANGER               WANGER
                                                                           ENHANCED           INTERNATIONAL             U.S.
                                                                             INDEX              SMALL CAP            SMALL CAP
                                                                         SUBACCOUNT(1)          SUBACCOUNT           SUBACCOUNT
                                                                         -------------          ----------           ----------
FROM OPERATIONS
   Net investment income ...........................................      $     8,446           $   111,397          $    88,444
   Net realized gain ...............................................            6,513                 2,114                8,063
   Net unrealized appreciation (depreciation).......................           60,714            (1,519,831)          10,309,844
                                                                          -----------           -----------          -----------
   Net increase (decrease) in net assets resulting from operations..           75,673            (1,406,320)          10,406,351
                                                                          -----------           -----------          -----------
FROM ACCUMULATION UNIT TRANSACTIONS
   Participant deposits.............................................        1,672,794             6,103,151            9,172,386
   Participant transfers............................................        2,390,678            10,427,408           20,534,319
   Participant withdrawals..........................................          (18,468)           (1,015,981)          (1,728,149)
                                                                          -----------           -----------          -----------
   Net increase in net assets resulting from participant transactions       4,045,004            15,514,578           27,978,556
                                                                          -----------           -----------          -----------
   Net increase in net assets.......................................        4,120,677            14,108,258           38,384,907
NET ASSETS
   Beginning of period..............................................                0            13,936,960           23,065,706
                                                                          -----------           -----------          -----------
   End of period....................................................      $ 4,120,677           $28,045,218          $61,450,613
                                                                          ===========           ===========          ===========

                                                                           TEMPLETON            TEMPLETON
                                                                             STOCK           ASSET ALLOCATION
                                                                         SUBACCOUNT(2)        SUBACCOUNT(3)
                                                                         -------------        -------------
FROM OPERATIONS
   Net investment loss..............................................      $   (26,216)          $   (21,060)
   Net realized gain (loss).........................................              121                  (615)
   Net unrealized depreciation......................................         (200,829)             (126,037)
                                                                          -----------           -----------
   Net decrease in net assets resulting from operations.............         (226,924)             (147,712)
                                                                          -----------           -----------
FROM ACCUMULATION UNIT TRANSACTIONS
   Participant deposits.............................................        2,039,079             2,964,700
   Participant transfers............................................        4,594,725             2,135,147
   Participant withdrawals..........................................          (38,223)              (30,148)
                                                                          -----------           -----------
   Net increase in net assets resulting from participant transactions       6,595,581             5,069,699
                                                                          -----------           -----------
   Net increase in net assets.......................................        6,368,657             4,921,987
NET ASSETS
   Beginning of period..............................................                0                     0
                                                                          -----------           -----------
   End of period....................................................      $ 6,368,657           $ 4,921,987
                                                                          ===========           ===========

                                                                           TEMPLETON            TEMPLETON
                                                                         INTERNATIONAL     DEVELOPING MARKETS
                                                                         SUBACCOUNT(2)        SUBACCOUNT(2)
                                                                         -------------        -------------
FROM OPERATIONS
   Net investment loss..............................................      $   (17,298)          $   (11,121)
   Net realized gain (loss).........................................            2,484               (12,846)
   Net unrealized depreciation......................................         (105,208)             (767,938)
                                                                          -----------           -----------
   Net decrease in net assets resulting from operations.............         (120,022)             (791,905)
                                                                          -----------           -----------
FROM ACCUMULATION UNIT TRANSACTIONS
   Participant deposits.............................................        2,136,967             1,308,608
   Participant transfers............................................        2,385,768             1,662,130
   Participant withdrawals..........................................          (24,645)               (8,802)
                                                                          -----------           -----------
   Net increase in net assets resulting from participant transactions       4,498,090             2,961,936
                                                                          -----------           -----------
   Net increase in net assets.......................................        4,378,068             2,170,031
NET ASSETS
   Beginning of period..............................................                0                     0
                                                                          -----------           -----------
   End of period....................................................      $ 4,378,068           $ 2,170,031
                                                                          ===========           ===========

(1) From inception July 22, 1997 to December 31, 1997
(2) From inception May 5, 1997 to December 31, 1997
(3) From inception May 6, 1997 to December 31, 1997

                        See Notes to Financial Statements

                        PHL VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 1--ORGANIZATION
   PHL Variable Accumulation Account (the "Account") is a separate investment account of PHL Variable Insurance Company ("PHL Variable"). The Account is organized as a unit investment trust and currently consists of 22 Subaccounts, and invests in corresponding series (the "Series") of The Phoenix Edge Series Fund, Wanger Advisors Trust and the Templeton Variable Products Series Fund (the "Funds"). The Account is offered as The Big Edge Choice to individuals (VA4).
   Each Series has distinct investment objectives. The Money Market Series seeks to provide maximum current income consistent with capital preservation and liquidity. The Growth Series seeks to achieve intermediate and long-term growth of capital, with income as a secondary consideration. The Multi-Sector Fixed Income Series seeks to provide long-term total return by investing in a diversified portfolio of high yield and high quality fixed income securities. The Strategic Allocation Series seeks to realize as high a level of total rate of return over an extended period of time as is considered consistent with prudent investment risk by investing in three market segments: stocks, bonds and money market instruments. The International Series seeks as its investment objective a high total return consistent with reasonable risk by investing primarily in an internationally diversified portfolio of equity securities. The Balanced Series seeks to provide reasonable income, long-term growth and conservation of capital. The Real Estate Series seeks to achieve capital appreciation and income with approximately equal emphasis through investments in real estate investment trusts and companies that operate, manage, develop or invest in real estate. The Strategic Theme Series seeks long-term appreciation of capital by investing in securities that the adviser believes are well positioned to benefit from cultural, demographic, regulatory, social or technological changes worldwide. The Aberdeen New Asia Series seeks to provide long-term capital appreciation by investing primarily in diversified equity securities of issuers organized and principally operating in Asia, excluding Japan. The Enhanced Index Series seeks high total return by investing in a broadly diversified portfolio of equity securities of large and medium capitalization companies within market sectors reflected in the Standard & Poor's 500 Composite Stock Price Index. The Engemann Nifty Fifty Series seeks to achieve long-term capital appreciation investing in approximately 50 different securities which offer the potential for long-term growth of capital. The Seneca Mid-Cap Growth Series seeks capital appreciation primarily through investments in equity securities of companies that have the potential for above average market appreciation. The Growth and Income Series seeks as its investment objective, dividend growth, current income and capital appreciation by investing in common stocks. The Value Equity Series seeks to achieve long-term capital appreciation and income by investing in a diversified portfolio of common stocks which meet certain quantitative standards that indicate above average financial soundness and intrinsic value relative to price. The Schafer Mid-Cap Series seeks to achieve long-term capital appreciation with current income as the secondary investment objective by investing in common stocks of established companies having a strong financial position and a low stock market valuation at the time of purchase which are believed to offer the possibility of increase in value. The Wanger U.S. Small Cap Series invests in growth common stock of U.S. companies with stock market capitalization of less than $1 billion. The Wanger International Small Cap Series invests in securities of non-U.S. companies with a stock market capitalization of less than $1 billion. The Templeton Stock Series is a capital growth common stock fund. The Templeton Asset Allocation Series invests in stocks and debt obligations of companies and governments and money market instruments seeking high total return. The Templeton International Series invests in stocks and debt obligations of companies and governments outside the United States. The Templeton Developing Markets Series seeks long-term capital appreciation by investing in equity securities of issuers in countries having developing markets. The Mutual Shares Investments Series is a capital appreciation fund with income as a secondary objective. Contract owners also may direct the allocation of their investments between the Account, the Market Value Adjusted Guaranteed Interest Account ("MVA") and the Guaranteed Interest Account.

NOTE 2--SIGNIFICANT ACCOUNTING POLICIES
A. VALUATION OF INVESTMENTS: Investments are made exclusively in the Funds and are valued at the net asset values per share of the respective Series.
B. INVESTMENT TRANSACTIONS AND RELATED INCOME: Realized gains and losses include capital gain distributions from the Funds as well as gains and losses on sales of shares in the Funds determined on the LIFO (last in, first out) basis.
C. INCOME TAXES: The Account is not a separate entity from PHL Variable and, under current federal income tax law, income arising from the Account is not taxed since reserves are established equivalent to such income. Therefore, no provision for related federal taxes is required.
D. DISTRIBUTIONS: Distributions are recorded on the ex-dividend date.

                        PHL VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 3--PURCHASES AND SALES OF SHARES OF THE FUNDS
   Purchases and sales of shares of the Funds for the period ended December 31, 1998 aggregated the following:

SUBACCOUNT                                                                                       PURCHASES               SALES
----------                                                                                       ---------               -----
The Phoenix Edge Series Fund:
   Money Market...................................................................              $96,459,138          $76,317,595
   Growth.........................................................................              102,507,380            5,169,511
   Multi-Sector Fixed Income......................................................               36,425,312            6,665,085
   Strategic Allocation...........................................................               30,437,554            4,007,377
   International..................................................................               19,453,924            1,655,916
   Balanced.......................................................................               27,685,004            1,998,679
   Real Estate....................................................................                5,877,277            3,552,747
   Strategic Theme................................................................                9,933,095            1,832,474
   Aberdeen New Asia..............................................................                8,775,937            8,767,486
   Enhanced Index.................................................................               19,314,868            3,830,743
   Engemann Nifty Fifty...........................................................                4,615,152              294,991
   Seneca Mid-Cap Growth..........................................................                2,372,914              364,060
   Growth and Income..............................................................               15,983,532              832,402
   Value Equity ..................................................................                2,940,098               38,717
   Schafer Mid-Cap................................................................                3,052,956              184,296
Wanger Advisors Trust:
   U.S. Small Cap.................................................................               51,235,276            4,939,562
   International Small Cap........................................................               14,141,464            2,120,848
Templeton Variable Products Series Fund:
   Stock..........................................................................                8,426,961              783,788
   Asset Allocation...............................................................                6,516,639            1,192,222
   International..................................................................               18,146,021            9,464,534
   Developing Markets.............................................................               12,751,857           11,220,963
   Mutual Shares Investments......................................................                  300,307               19,425

NOTE 4--PARTICIPANT ACCUMULATION UNIT TRANSACTIONS (IN UNITS)

                                                                              SUBACCOUNT
                                         --------------------------------------------------------------------------------------
                                           MONEY                    MULTI-SECTOR      STRATEGIC
                                          MARKET        GROWTH      FIXED INCOME     ALLOCATION     INTERNATIONAL    BALANCED
                                         ---------     --------     ------------     ----------     -------------    --------

VA4
Units outstanding, beginning of period   32,019,323    77,819,024     29,244,694      22,084,578       7,089,271     10,023,529
Participant deposits.................   112,965,256    48,748,867     15,044,301      14,196,660       7,291,828     11,497,090
Participant transfers................   (93,198,970)   14,335,882      7,860,913       3,739,586       2,224,815      6,658,688
Participant withdrawals..............    (3,111,375)   (5,268,083)    (2,343,696)     (1,881,394)       (912,027)      (879,242)
                                        -----------   -----------     ----------      ----------      ----------     ----------
Units outstanding, end of period.....    48,674,234   135,635,690     49,806,212      38,139,430      15,693,887     27,300,065
                                        ===========   ===========     ==========      ==========      ==========     ==========

                                                                                                                      SENECA
                                                       STRATEGIC      ABERDEEN        ENHANCED        ENGEMANN       MID-CAP
                                        REAL ESTATE      THEME        NEW ASIA          INDEX        NIFTY FIFTY      GROWTH
                                         ----------     --------     -----------      ----------     -----------     ---------
Units outstanding, beginning of period    7,736,970    10,168,688      3,654,619       3,958,413              --             --
Participant deposits.................     1,736,467     3,837,744      1,108,753       6,170,512       1,967,399      1,111,031
Participant transfers................       (65,802)    1,527,766       (447,063)      6,289,731       2,194,982        921,606
Participant withdrawals..............      (489,010)     (520,831)      (367,052)       (393,140)       (105,223)       (94,222)
                                         ----------     ---------      ---------      ----------      ----------     ----------
Units outstanding, end of period.....     8,918,625    15,013,367      3,949,257      16,025,516       4,057,158      1,938,415
                                         ==========     =========      =========      ==========      ==========     ==========

                                                                                       WANGER           WANGER
                                           GROWTH        VALUE         SCHAFER          U.S.        INTERNATIONAL     TEMPLETON
                                         AND INCOME      EQUITY        MID-CAP        SMALL CAP       SMALL CAP         STOCK
                                         ----------     --------      ----------      ----------     -----------     ---------
Units outstanding, beginning of period           --            --             --      34,965,994      20,360,563      6,099,799
Participant deposits.................     7,221,850     1,430,775      1,471,490      15,784,867       7,324,032      4,980,494
Participant transfers................     7,428,719     1,558,670      1,767,475       9,613,817       1,590,924      1,853,451
Participant withdrawals..............      (356,896)      (80,464)      (137,464)     (1,796,721)     (1,219,872)      (357,848)
                                         ----------     ---------      ---------      ----------      ----------     ----------
Units outstanding, end of period.....    14,293,673     2,908,981      3,101,501      58,567,957      28,055,647     12,575,896
                                         ==========     =========      =========      ==========      ==========     ==========

                        PHL VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 4--PARTICIPANT ACCUMULATION UNIT TRANSACTIONS (IN UNITS) (CONTINUED)

                                              TEMPLETON                                 TEMPLETON             MUTUAL
                                                ASSET              TEMPLETON           DEVELOPING             SHARES
                                             ALLOCATION          INTERNATIONAL           MARKETS            INVESTMENTS
                                             ----------          -------------           -------            -----------
VA4
Units outstanding, beginning of period         4,622,079           4,072,117            3,274,727                    0
Participant deposits.................          4,100,010           2,615,978            1,784,210               54,850
Participant transfers................          1,261,633           5,006,422              824,844              226,074
Participant withdrawals..............           (698,254)           (333,462)            (139,710)                (114)
                                               ---------          ----------            ---------              -------
Units outstanding, end of period.....          9,285,468          11,361,055            5,744,071              280,810
                                               =========          ==========            =========              =======

NOTE 5--INVESTMENT ADVISORY FEES AND RELATED PARTY TRANSACTIONS
   PHL Variable and its affiliate, Phoenix Equity Planning Corporation, a registered broker/dealer in securities, provide all services to the Account.
   PHL Variable assumes the risk that annuitants as a class may live longer than expected (necessitating a greater number of annuity payments) and that its expenses may be higher than its deductions for such expenses. In return for the assumption of these mortality and expense risks, PHL Variable charges the Subaccounts the daily equivalent of 0.40%, 0.85% and 0.125% on an annual basis for mortality, expense risks and daily administrative fees, respectively.
   As compensation for administrative services provided to the Account, PHL Variable additionally receives $35 per year from each contract, which is deducted from the Subaccount holding the assets of the participant, or on a pro rata basis from two or more Subaccounts in relation to their values under the contract. Such fees aggregated $259,018 for the period ended December 31, 1998.
   Phoenix Equity Planning Corporation is the principal underwriter and distributor for the Account. PHL Variable reimburses Phoenix Equity Planning Corporation for expenses incurred as underwriter.
   On surrender of a contract, contingent deferred sales charges, which vary from 0-7% depending upon the duration of each contract deposit, are deducted from the proceeds and are paid to PHL Variable as reimbursement for services provided. Contingent deferred sales charges deducted and paid to PHL Variable aggregated $499,342 for the period ended December 31, 1998.

NOTE 6--DISTRIBUTION OF NET INCOME
   The Account does not expect to declare dividends to participants from accumulated net income. The accumulated net income is distributed to participants as part of withdrawals of amounts in the form of surrenders, death benefits, transfers or annuity payments in excess of net purchase payments.

NOTE 7--DIVERSIFICATION REQUIREMENTS
   Under the provisions of Section 817(h) of the Internal Revenue Code (the "Code"), a variable annuity contract, other than a contract issued in connection with certain types of employee benefit plans, will not be treated as an annuity contract for federal tax purposes for any period for which the investments of the segregated asset account on which the contract is based are not adequately diversified. The Code provides that the "adequately diversified" requirement may be met if the underlying investments satisfy either a statutory safe harbor test or diversification requirements set forth in regulations issued by the Secretary of the Treasury.
   The Internal Revenue Service has issued regulations under Section 817(h) of the Code. PHL Variable believes that the Account satisfies the current requirements of the regulations, and it intends that the Account will continue to meet such requirements.

                                    REPORT OF INDEPENDENT ACCOUNTANTS


[PricewaterhouseCoopers Logo]


To the Board of Directors of PHL Variable Insurance Company and Participants of
   PHL Variable Accumulation Account:

In our opinion, the accompanying statement of assets and liabilities and the related statements of operations and of changes in net assets present fairly, in all material respects, the financial position of each of the subaccounts: Money Market, Growth, Multi-Sector Fixed Income, Strategic Allocation, International, Balanced, Real Estate, Strategic Theme, Aberdeen New Asia, Enhanced Index, Engemann Nifty Fifty, Seneca Mid-Cap Growth, Growth and Income, Value Equity, Schafer Mid-Cap, Wanger U.S. Small Cap, Wanger International Small Cap, Templeton Stock, Templeton Asset Allocation, Templeton International, Templeton Developing Markets and Mutual Shares Investments (constituting the PHL Variable Accumulation Account, hereafter referred to as the "Account") at December 31, 1998, and the results of each of their operations and the changes in each of their net assets for each of the periods indicated, in conformity with generally accepted accounting principles. These financial statements are the responsibility of the Account's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of investments at December 31, 1998 by correspondence with fund custodians or transfer agents, provide a reasonable basis for the opinion expressed above.


[PricewaterhouseCoopers Signature]


PricewaterhouseCoopers LLP
Hartford, Connecticut
February 17, 1999

PHL VARIABLE ACCUMULATION ACCOUNT
PHL Variable Insurance Company
One American Row
Hartford, Connecticut 06115

UNDERWRITER
Phoenix Equity Planning Corporation
P.O. Box 2200
100 Bright Meadow Boulevard
Enfield, Connecticut 06083-2200

CUSTODIANS
The Chase Manhattan Bank, N.A.
1 Chase Manhattan Plaza
Floor 3B
New York, New York 10081

Brown Brothers Harriman & Co.
40 Water Street
Boston, Massachusetts 02109

State Street Bank and Trust
P.O. Box 351
Boston, Massachusetts 02101

INDEPENDENT ACCOUNTANTS
PricewaterhouseCoopers LLP
One Financial Plaza
Hartford, Connecticut 06103